--------------------------------------
                                      The
                                    ORBITEX

                                 Cash Reserves
                                      Fund
                     --------------------------------------



                                 Annual Report


                               December 31, 2000

                                                 ORBITEX LOGO   [OBJECT OMITTED]





Dear Shareholder:

We are pleased to present you with the Annual Report for the Orbitex Cash Reserves Fund dated December 31, 2000. As you know, the Federal Reserve actions during the last few quarters have had a significant impact on the financial markets, and we believe that the Fund performed well during this period of interest rate uncertainty.

While the equity markets have been quite volatile over the last few months, the fixed income markets have remained relatively stable and as such we are pleased with the Fund's performance.

The Fund is sub-advised by AMR Investments and their proven track record over the last 14 years should continue to serve you well.

Thank you for you continued support of the Orbitex Group of Funds. We look forward to serving your investment needs for many years to come.

Sincerely,


Richard E. Stierwalt
President - Orbitex Group of Funds



                           ORBITEX CASH RESERVES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000


ASSETS
------
    Investments in AMR Investment Services Money
      Market Portfolio, at cost/value ........................       $27,766,621
    Receivable due from adviser (Note 3) .....................            36,803
    Prepaid expenses and other assets ........................               550
                                                                     -----------
Total Assets .................................................        27,803,974
                                                                     -----------

LIABILITIES
-----------
    Payable for trustee fees (Note 3) ........................               647
    Accrued expenses and other liabilities ...................            17,825
                                                                     -----------
Total Liabilities ............................................            18,472
                                                                     -----------
Net Assets ...................................................       $27,785,502
                                                                     ===========

COMPOSITION OF NET ASSETS:
--------------------------
    Paid in Capital ..........................................       $27,785,502
                                                                     -----------
Net Assets ...................................................       $27,785,502
                                                                     ===========

INSTITUTIONAL SHARES
--------------------
    (no par value per share) .................................        26,683,694
                                                                     ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
----------------------------------------------
PRICE PER SHARE ..............................................       $      1.00
---------------                                                      ===========

INVESTOR SHARES
---------------
    (no par value per share) .................................         1,101,808
                                                                     ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
----------------------------------------------
PRICE PER SHARE ..............................................       $      1.00
---------------                                                      ===========


--------------------------------------------------------------------------------
See Notes to Financial Statements.



                           ORBITEX CASH RESERVES FUND
                             STATEMENT OF OPERATIONS
                       PERIOD ENDED DECEMBER 31, 2000 (1)



Investment Income Allocated from
AMR Investment Services Money
Market Portfolio:
     Intereste Income .......................................   $ 328,602
     Net Expense ............................................      (5,451)
                                                                ---------

Net Investment Income allocated from AMR Investment
  Services Money Market Portfolio ...........................     323,151
                                                                ---------

Expenses:
     Transfer agent fee (Institutional Shares) (Note 3)......      27,287
     Transfer agent fee (Investor Shares) (Note 3) ..........         181
     Fund Accounting fee (Note 3) ...........................      19,833
     Registration fees ......................................      19,483
     Custodian fee (Note 3) .................................       8,785
     Printing expense .......................................       6,411
     Audit fee ..............................................       5,250
     Trustees' fee (Note 3) .................................       2,552
     Administration fee (Note 3) ............................         974
     Legal fee ..............................................         489
     Distribution fee (Investor Shares) .....................         148
     Other expenses .........................................          90
                                                                ---------

Total expenses ..............................................      91,483
     Expenses reimbursed and fees waived  (Note 3) ..........     (85,078)
                                                                ---------
Net Expenses ................................................       6,405
                                                                ---------

Net Investment Income, representing net increase
     in Net Assets Resulting from Operations ................   $ 316,746
                                                                ---------




----------

(1)   For the period June 7, 2000 (commencement of operations) to December 31,
      2000.



--------------------------------------------------------------------------------
See Notes to Financial Statements.



                           ORBITEX CASH RESERVES FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                       PERIOD ENDED DECEMBER 31, 2000 (1)




INCREASE (DECREASE) IN NET ASSETS:
----------------------------------
   From Operations:
      Net investment income ..................................     $    316,746
                                                                   ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
-----------------------------------------------------
   Institutional Shares ......................................         (313,823)
   Investor Shares ...........................................           (2,923)
                                                                   ------------
   Total dividends to Shareholders ...........................         (316,746)
                                                                   ------------
                                                                   ------------

CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL SHARES:
--------------------------------------------------
   (at $1.00 per share)
   Sales of Shares ...........................................       27,998,573
   Reinvestment of distributions .............................          313,823
   Redemption of Shares ......................................       (1,628,702)
                                                                   ------------
      Net increase from Institutional Share Transactions .....       26,683,694
                                                                   ------------

CAPITAL SHARE TRANSACTIONS - INVESTOR SHARES:
---------------------------------------------
   (at $1.00 per share)
   Sales of Shares ...........................................        1,133,014
   Reinvestment of distributions .............................            2,923
   Redemption of Shares ......................................          (34,129)
                                                                   ------------
      Net increase from Investor Share Transactions ..........        1,101,808
                                                                   ------------


      Net increase in net assets .............................       27,785,502
                                                                   ------------
Net Assets, Beginning of Period ..............................              -0-
Net Assets, End of Period ....................................     $ 27,785,502
                                                                   ============




-----------------

(1)  For the period June 7, 2000 (commencement of operations) to December
     31, 2000.










--------------------------------------------------------------------------------
See Notes to Financial Statements.




ORBITEX CASH RESERVES FUND
-----------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
PERIOD ENDED DECEMBER 31, 2000


                                                             INSTITUTIONAL          INVESTOR
                                                               SHARES(1)           SHARES(2)
                                                           -----------------   ----------------

Net asset value, beginning of period ...................   $     1.0000   $         1.0000
Investment Operations
    Net investment income ..............................         0.0370             0.0282
Distributions From
    Net investment income ..............................        (0.0370)           (0.0282)
                                                           ------------        -----------
Net asset value, end of period .........................   $     1.0000   $         1.0000
                                                           ============        ===========

Total return (3) .......................................           6.59%              6.22%

Ratio/Supplementary Data
Net Assets, at End of Period (000's omitted) ...........   $     26,684        $     1,102

Ratio of expenses to average net assets:
    Expenses including reimbursement/waiver (4) ........           0.24%(3)           0.60%(3)
    Expenses excluding reimbursement/waiver (4) ........           2.08%(3)           2.68%(3)
    Net investment income including reimbursement/waiver           6.50%(3)           6.16%(3)


------------
(1) For the period June 7, 2000 (commencement of operations) to December 31,
    2000.
(2) For the period July 18, 2000 (commencement of operations) to December 31, 2000.
(3) Annualized.
(4) Includes the Fund's share of the Portfolio's allocated expenses.




--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX CASH RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------


NOTE 1.  ORGANIZATION

The Orbitex Cash Reserves Fund (the "Fund") is a series of the Orbitex Group of Funds (the "Trust"), a Trust organized in the State of Delaware in December 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Currently, the Fund consists of four classes of shares, two of which are active: Institutional Shares and Investor Shares. The Trust Instrument of the Trust authorizes the Fund to issue an unlimited number of shares of beneficial interest without par value.

The Fund currently seeks to achieve its investment objectives by investing all of its investable assets in AMR Investment Services Money Market Portfolio (the "Portfolio"), a registered open-end management investment company with substantially the same investment objectives and policies as the Fund. The Portfolio is managed by AMR Investment Services Trust ("AMR") a wholly owned subsidiary of AMR Corporation. The Fund may withdraw its investments from the Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investments in the Portfolio as partnership investments, commonly referred to as a master-feeder arrangement.

The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At December 31, 2000, the percentage of the Portfolio owned by the Fund was less than 1%.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal periods. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. Valuation of securities held in the Portfolio, are discussed in the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Portfolio's income, expenses and realized gain and loss. In addition, the Fund accrues its own expenses. The expenses of the Fund that are directly identifiable to a specific class are charged to that class. Expenses that are not readily identifiable to a specific class are allocated relative to net assets of the classes.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations.

ORBITEX CASH RESERVES FUND
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2000
--------------------------------------------------------------------------------

FEDERAL TAXES - The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

REALIZED GAIN AND LOSS - Security transactions are recorded on trade date. Realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS

ADVISORY FEES

The Fund has entered into an investment advisory agreement with Orbitex Management, Inc. (the "Adviser"). As long as the Fund invests all of its investable assets in the Portfolio, investment decisions will be made by AMR. For its services, the Portfolio pays AMR a fee accrued daily and paid monthly, at an annualized rate of 0.10% of the average daily net assets. In the event the Fund was to withdraw its investments from the Portfolio, the Adviser would act as investment adviser to the Fund and the Adviser would be entitled to a fee based on the Fund's average daily net assets.

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total operating expenses to 0.24% and 0.60% of the average daily net assets of Institutional Shares and Investor Shares, respectively. Expenses reimbursed by the Adviser for the period ended December 31, 2000 amounted to $36,803.

ADMINISTRATION, FUND ACCOUNTING AND TRANSFER AGENT FEES

American Data Services, Inc. ("ADS"), an affiliate of the Adviser, serves as the administrator of the Fund. For providing administration services to the Fund, ADS receives a fee accrued daily and paid monthly, at the annualized rate 0.10% of the Fund's average daily net assets.

ADS also acts as the fund accounting agent and transfer agent of the Fund. For providing fund accounting services, the Fund pays ADS a fixed monthly fee for average net assets less than $25 million plus out-of-pocket expenses. For providing transfer agent services, the Fund pays ADS a minimum monthly or per account fee plus certain transaction fees.

Expenses waived by the ADS for the period ended December 31, 2000 amounted to $48,275.

On December 18, 2000, Circle Trust Company ("CTC"), an affiliate of the Adviser, became the Fund's custodian. Custodian fees accrued for CTC amounted to $192 for the period ended December 31, 2000.

TRUSTEES FEES
The Fund pays no compensation to their Trustees who are employees of the Adviser. Trustees who are not Adviser employees receive a fee of $1,250 for each regular meeting of the Board that the Trustee attends. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Trustees and Shareholders of The Orbitex Cash Reserves Fund



In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and financial highlights, present fairly, in all material respects, the financial position of The Orbitex Cash Reserves Fund (the "Fund"), a series of the Orbitex Group of Funds, at December 31, 2000, and the related statementof operations, the changes in its net assets and financial highlights for the period from June 7, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that ours provides a reasonable basis for our opinion.



PricewaterhouseCoopers LLP


New York, New York
February 16, 2001

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
AMR Investment Services Money Market Portfolio

We have audited the accompanying statement of assets and liabilities of the AMR Investment Services Money Market Portfolio, ("the Portfolio") including the schedule of investments, as of December 31, 2000, and the related statement of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian or other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AMR Investment Services Money Market Portfolio at December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ ERNST & YOUNG LLP
                                                           ---------------------

Dallas, Texas
February 16, 2001

--------------------------------------------------------------------------------
AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO


SCHEDULE OF INVESTMENTS DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                        Par
                                                                       Amount            Value
                                                                   ------------------------------
                                                                        (dollars in thousands)
REPURCHASE AGREEMENTS (Note A) - 0.21%
State Street Bank Tri-Party Government Repurchase Agreement,
   6.45%, Due 1/2/2001, to be repurchased at $10,234
   (Collateral held at State Street Bank and Trust by Federal
   National Mortgage Association, Due 11/15/2002 -
   Market Value $10,537) ........................................   $     10,227    $     10,227
                                                                    ----------------------------
     Total Repurchase Agreements ................................                         10,227
                                                                                    ------------

TIME DEPOSITS - 16.13%
ABN Amro Bank, 6.25%, Due 1/2/2001 ..............................        235,000         235,000
Key Bank, NA, 6.38%, Due 1/2/2001 ...............................        150,000         150,000
Societe Generale, 6.00%, Due 1/2/2001 ...........................        235,000         235,000
Toronto Dominion Bank, 5.00%, Due 1/2/2001 ......................        185,000         185,000
                                                                    ----------------------------
     Total Time Deposits ........................................                        805,000
                                                                                    ------------

VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 21.48% ...
FOREIGN BANKS - 3.01% ...........................................
Merita Bank, PLC, 6.70%, Due 1/22/2001 ..........................        150,000         149,996
                                                                    ----------------------------
     Total Foreign Banks ........................................                        149,996
                                                                                    ------------

DOMESTIC BANKS - 18.47%
Banco Popular de Puerto Rico, 6.85%, Due 5/25/2001 (Note D) .....        200,000         200,000
Bank of America, NA, 6.84%, Due 7/12/2001 .......................         50,000          50,021
Bank One, NA, 6.70%, Due 11/9/2001 ..............................        160,000         159,973
Branch Banking & Trust Company,
  6.65%, Due 3/9/2001 ...........................................        100,000          99,990
  6.71%, Due 8/17/2001 ..........................................         72,000          71,991
  6.42%, Due 9/24/2001 ..........................................         45,000          44,996
First Union National Bank, 6.72%, Due 4/20/2001 .................        100,000         100,000
Key Bank, NA, 6.76%, Due 6/1/2001 ...............................         27,000          27,005
National City Bank,
  6.48%, Due 3/23/2001 ..........................................         50,000          50,008
  6.74%, Due 8/1/2001 ...........................................         25,000          25,002
U S Bank, NA, 6.67%, Due 9/17/2001 ..............................         92,500          92,599
                                                                    ----------------------------
     Total Domestic Banks .......................................                        921,585
                                                                                    ------------
     Total Variable Rate Certificates of Deposit and Bank Notes .                      1,071,581
                                                                                    ------------

PROMISSORY NOTES - 5.51%
Jackson National Life Insurance Company,
Variable Rate, 6.69%, Due 8/31/2001 (Note B) ....................        100,000         100,000
Travelers Insurance Company,
Variable Rate, 5.75%, Due 8/10/2001 (Note C) ....................        175,000         175,000
                                                                    ----------------------------
     Total Promissory Notes .....................................                        275,000
                                                                                    ------------

VARIABLE RATE COMMERCIAL PAPER  - 1.44%
Unilever Capital Corporation, 6.67%,
Due 9/7/2001, 144a, (Note E) ....................................         72,000          72,003
                                                                    ----------------------------
     Total Variable Rate Commercial Paper .......................                         72,003
                                                                                    ------------


                             SEE ACCOMPANYING NOTES



                                       10


---------------------------------------------------------------------------------------------------------
AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO


SCHEDULE OF INVESTMENTS DECEMBER 31, 2000
--------------------------------------------------------------------------------
                                                                        Par
                                                                       Amount            Value
                                                                   ------------------------------
                                                                        (dollars in thousands)


VARIABLE RATE MEDIUM-TERM NOTES - 45.14%
American Honda Finance Corporation, 144a, (Note E)
  6.57%, Due 6/12/2001 ..........................................   $     50,000    $     50,000
  6.58%, Due 6/14/2001 ..........................................         25,000          25,000
Associates Corporation,
  6.68%, Due 6/14/2001 ..........................................         27,000          27,016
  6.44%, Due 10/1/2001, 144a, (Note E) ..........................        100,000         100,000
  6.80%, Due 10/5/2001 ..........................................         92,000          92,025
AT&T Capital Corporation, 6.97%, Due 4/9/2001 ...................         81,500          81,544
Bank of America, NA,
  6.78%, Due 5/3/2001 ...........................................         80,000          80,015
  6.63%, Due 6/11/2001 ..........................................         45,000          45,020
  6.86%, Due 7/19/2001 ..........................................         25,000          25,018
Bank One, NA,
  6.71%, Due 9/7/2001 ...........................................         47,000          47,012
  6.88%, Due 10/29/2001 .........................................         15,000          15,016
Caterpillar Financial Services,
  6.79%, Due 1/19/2001 ..........................................         30,000          30,001
  6.87%, Due 4/2/2001 ...........................................         20,000          20,004
  6.89%, Due 8/1/2001 ...........................................         20,000          20,013
Chase Manhattan Corporation, 6.79%, Due 4/26/2001 ...............         61,500          61,513
Commerzbank Overseas Finance, NV, 6.63%, Due 1/30/2001 ..........         20,000          19,998
Credit Suisse First Boston, 6.76%, Due 10/15/2001, 144a, (Note E)         97,000          97,000
Firstar Corporation, 7.01%, Due 8/3/2001 ........................         47,000          47,081
Fleet National Bank,
  6.86%, Due 1/22/2001 ..........................................         30,000          30,002
  6.84%, Due 2/1/2001 ...........................................         25,000          25,002
  6.78%, Due 7/31/2001 ..........................................         20,000          20,006
  6.73%, Due 9/7/2001 ...........................................         35,000          35,018
  6.64%, Due 9/27/2001 ..........................................        100,000         100,145
General Motors Acceptance Corporation, (Note C)
  6.80%, Due 2/11/2002 ..........................................         50,000          50,000
  6.83%, Due 2/11/2002 ..........................................        150,000         150,000
Goldman Sachs Group, L.P., 144a, (Note E)
  7.25%, Due 1/16/2001 ..........................................         10,000          10,002
  6.94%, Due 1/25/2001 ..........................................         75,000          75,009
  7.15%, Due 2/26/2001 ..........................................          5,000           5,003
Huntington National Bank, 6.81%, Due 2/2/2001 ...................         64,000          64,004
Key Bank, NA, 6.94%, Due 7/16/2001 ..............................         40,000          40,037
Merrill Lynch & Company, Incorporated,
  6.88%, Due 4/9/2001 ...........................................         25,000          25,008
  6.76%, Due 4/12/2001 ..........................................         75,000          74,996
  6.83%, Due 7/31/2001 ..........................................         26,000          26,013
  6.84%, Due 11/1/2001 ..........................................         34,470          34,501


                             SEE ACCOMPANYING NOTES


                                       11

---------------------------------------------------------------------------------------------------------
AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO


SCHEDULE OF INVESTMENTS DECEMBER 31, 2000
--------------------------------------------------------------------------------
                                                                        Par
                                                                       Amount            Value
                                                                   ------------------------------
                                                                        (dollars in thousands)


Morgan Stanley Dean Witter Company,
  6.88%, Due 1/22/2001 ..........................................   $     10,000    $     10,001
  6.52%, Due 1/22/2001 ..........................................         25,000          25,001
  6.51%, Due 3/16/2001 ..........................................         50,000          50,000
  6.94%, Due 9/4/2001 ...........................................         10,000          10,014
Norwest Corporation, 6.81%, Due 11/21/2001 ......................         30,000          30,013
Sanwa Business Credit Corporation, 7.06%, Due 4/3/2001 ..........         10,000          10,006
Salomon Smith Barney Holdings, 6.86%, Due 10/9/2001 .............         36,000          36,027
Unilever NV, 6.79%, Due 7/5/2001 ................................         75,000          74,985
Vodafone Airtouch PLC, 6.74%, Due 12/19/2001 ....................        175,065         175,211
Wells Fargo & Company, 6.78%, Due 9/15/2001 .....................        182,950         183,247
                                                                   -----------------------------
     Total Variable Rate Medium-Term Notes ......................                      2,252,527
                                                                                   -------------

OTHER SHORT-TERM INVESTMENTS - 9.42% ............................     Shares
                                                                      ------
Short-Term Investments Co. Prime Portfolio ......................    235,000,000         235,000
Short-Term Investments Co. Liquid Assets Portfolio ..............    235,001,043         235,001
                                                                   -----------------------------
     Total Other Short-Term Investments .........................                        470,001
                                                                                   -------------

TOTAL INVESTMENTS - 99.33% (Cost $4,956,339) ....................                      4,956,339
                                                                                   -------------

OTHER ASSETS,  NET OF LIABILITIES - 0.67% .......................                         33,506
                                                                                   -------------

TOTAL NET ASSETS - 100% .........................................                   $  4,989,845
                                                                                   =============


Based on the cost of investments of $4,956,339 for federal income tax purposes at December 31, 2000, there was no unrealized appreciation or depreciation of investments.

(A) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.
(B) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.
(C) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(D) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.
(E) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $434,017 or 8.70% of net assets.

ABBREVIATION:
L.P. - Limited Partnership            NV - Company
NA - National Association             PLC - Public Limited Corporation
NV - Company
PLC - Public Limited Corporation


                             SEE ACCOMPANYING NOTES

--------------------------------------------------------------------------------
AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2000
--------------------------------------------------------------------------------
in thousands




ASSETS:
    Investments in securities at value
      (cost - $4,946,112) ...................................         $4,946,112
    Repurchase agreement (cost - $10,227) ...................             10,227
    Dividends and interest receivable .......................             33,964
                                                                      ----------
TOTAL ASSETS ................................................          4,990,303
                                                                      ----------
LIABILITIES:
    Management and investment advisory
       fees payable (Note 2) ................................                394
    Accrued organization costs ..............................                  3
    Other liabilities .......................................                 61
                                                                      ----------
TOTAL LIABILITIES ...........................................                458
                                                                      ----------
NET ASSETS APPLICABLE TO INVESTORS'
      BENEFICIAL INTERESTS ..................................         $4,989,845
                                                                      ==========


                             SEE ACCOMPANYING NOTES

--------------------------------------------------------------------------------
AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO


STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------
in thousands




INVESTMENT INCOME:
        Interest income .......................................         $283,731
                                                                        --------
             TOTAL INVESTMENT INCOME ..........................          283,731
                                                                        --------
EXPENSES:
        Management and investment advisory
          fees (Note 2) .......................................            4,361
        Custodian fees ........................................              243
        Professional fees .....................................               85
        Other expenses ........................................              165
                                                                        --------
             TOTAL EXPENSES ...................................            4,854
                                                                        --------
NET INVESTMENT INCOME .........................................          278,877
                                                                        --------
REALIZED GAIN ON INVESTMENTS:
        Net realized gain on investments ......................              144
                                                                        --------
              Net gain on investments .........................              144
                                                                        --------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS .................................................         $279,021
                                                                        ========




                             SEE ACCOMPANYING NOTES

--------------------------------------------------------------------------------
AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
in thousands

                                                     Year Ended    Two Months Ended      Year Ended
                                                     December 31,    December 31,        October 31,
                                                         2000           1999                1999
                                                     -----------------------------------------------

 Increase in Net Assets:
Operations:
    Net investment income .........................   $    278,877     $     34,541     $    132,222
   Net realized gain on investments ...............            144             --                 23
                                                      ------------     ------------     ------------
               Total increase in net assets
                   resulting from operations ......        279,021           34,541          132,245
                                                      ------------     ------------     ------------
 Transactions in Investors' Beneficial Interests:
    Contributions .................................     35,867,580        3,797,759       13,198,063
    Withdrawals ...................................    (34,808,427)      (3,489,471)     (12,487,660)
                                                      ------------     ------------     ------------
               Net increase in net assets resulting
                  from transactions in investors'
                  beneficial interests ............      1,059,153          308,288          710,403
                                                      ------------     ------------     ------------
 Net increase in net assets .......................      1,338,174          342,829          842,648
                                                      ------------     ------------     ------------
 Net Assets:
     Beginning of year ............................      3,651,671        3,308,842        2,466,194
                                                      ------------     ------------     ------------
     End of year ..................................   $  4,989,845     $  3,651,671     $  3,308,842
                                                      ============     ============     ============

----------------------------------------------------------------------------------------------------
 Financial Highlights:
----------------------------------------------------------------------------------------------------

 RATIOS:
    Expenses to average net assets
      (annualized) ................................           0.11%            0.11%            0.11%
    Net investment income to average net
       assets (annualized) ........................           6.40%            5.77%            5.11%



                             SEE ACCOMPANYING NOTES

--------------------------------------------------------------------------------
AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO


Notes to Financial Statements December 31, 2000
--------------------------------------------------------------------------------


NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, (the "Portfolio"). The assets of the Portfolio belong only to that Portfolio, and the liabilities of the Portfolio are borne solely by that Portfolio and no other.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

The following is a summary of the significant accounting policies followed by the Portfolio.

SECURITY VALUATION
Securities of the Portfolio are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

FEDERAL INCOME AND EXCISE TAXES
The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.



REPURCHASE AGREEMENTS
Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase aggrement.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

NOTE 2-TRANSACTIONS WITH AFFILIATES
MANAGEMENT AGREEMENT
The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to the Portfolio. Pursuant to the Management Agreement, the Manager receives from the Portfolio an annualized fee equal to .10% of the average daily net assets of the Portfolio.

OTHER
Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended December 31, 2000, the cost of air transportation for the trustees was not material to the Portfolio. One trustee, as a retiree of American, already receives flight benefits. Prior to March 1, 2000, the Trust compensated this trustee up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as the income tax charged on the value of these benefits. Beginning March 1, 2000, the trustee will receive an annual retainer of $20,000 plus $1,250 for each Board meeting attended.